Employment Benefits - Summary of Principal Assumptions on Actuarial Valuation (Details) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Future salary and benefit levels	4.28%	4.28%
Weighted average duration	10.39	10.77
Bottom of range [member]
Statement [Line Items]
Discount rate	2.51	1.87
Top of range [member]
Statement [Line Items]
Discount rate	2.60	2.12